Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Financing Receivables And Allowance For Doubtful Receivables

Financing receivables and allowance for doubtful receivables as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥10,527	¥1,772	¥2,485	¥14,784

Charge-offs	(1,288)	(31)	(78)	(1,397)
Recoveries	(7)	—	—	(7)
Provision	(655)	6	195	(454)
Translation adjustments	(105)	—	(7)	(112)
Ending balance	¥8,472	¥1,747	¥2,595	¥12,814

Individually evaluated	2,069	662	2,061	4,792
Collectively evaluated	6,403	1,085	534	8,022

Financing receivables:
Individually evaluated	¥64,622	¥927	¥5,258	¥70,807
Collectively evaluated	548,209	84,181	42,194	674,584

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Millions of Yen
	March 31, 2013
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥8,472	¥1,747	¥2,595	¥12,814

Charge-offs	(1,825)	(61)	(569)	(2,455)
Recoveries	(51)	—	—	(51)
Provision	1,794	(164)	(761)	869
Translation adjustments	337	—	—	337
Ending balance	¥8,727	¥1,522	¥1,265	¥11,514

Individually evaluated	2,247	457	669	3,373
Collectively evaluated	6,480	1,065	596	8,141

Financing receivables:
Individually evaluated	¥48,352	¥592	¥3,879	¥52,823
Collectively evaluated	573,215	90,587	52,737	716,539

Total: Financing receivables	¥621,567	¥91,179	¥56,616	¥769,362

Age Analysis

(b) Age analysis

Ricoh ascribes the fact of past due to credit quality indicators and classifies financing receivables into Overdue and Current.

Analysis of the age of the recorded financing receivables as of March 31, 2012 and 2013 is as follows:

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥608,336	¥84,274	¥45,049	¥737,659
Overdue	4,495	834	2,403	7,732

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Millions of Yen
	March 31, 2013
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥616,658	¥90,606	¥54,649	¥761,913
Overdue	4,909	573	1,967	7,449

Total: Financing receivables	¥621,567	¥91,179	¥56,616	¥769,362